Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ Now Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.09%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–10.06%
Alerian MLP ETF(b)	—	$—	$26,763	$(23,753)	$—	$(3,010)	$674	—	$—
Invesco Global Real Estate Income Fund, Class R6	6.06%	62,705	142,412	(76,429)	2,209	(12,574)	1,747	15,073	118,323
Invesco Multi-Asset Income Fund, Class R6	4.00%	72,435	127,245	(108,319)	1,361	(14,733)	3,032	8,359	77,989
Invesco S&P High Income Infrastructure ETF	—	40,796	18,044	(59,140)	(2,523)	2,823	—	—	—
iShares Global Infrastructure ETF(b)	—	—	54,908	(47,911)	—	(6,997)	—	—	—
Total Alternative Funds		175,936	369,372	(315,552)	1,047	(34,491)	5,453		196,312
Domestic Equity Funds–17.52%
Invesco Dividend Income Fund, Class R6	—	52,632	68,028	(112,748)	(379)	(7,533)	649	—	—
Invesco PureBetaSM MSCI USA ETF	—	15,778	17,872	(32,734)	(1,176)	260	96	—	—
Invesco S&P 500® Enhanced Value ETF	7.99%	94,727	229,288	(136,236)	(7,535)	(24,429)	2,573	5,718	155,815
Invesco S&P 500® High Dividend Low Volatility ETF	9.53%	20,474	212,083	(39,589)	(3,268)	(3,768)	2,612	5,636	185,932
Total Domestic Equity Funds		183,611	527,271	(321,307)	(12,358)	(35,470)	5,930		341,747
Fixed Income Funds–61.33%
Invesco Core Plus Bond Fund, Class R6	17.47%	56,949	355,064	(77,552)	5,859	345	2,828	29,444	340,665
Invesco Corporate Bond Fund, Class R6	—	46,596	52,008	(97,719)	(1,154)	269	747	—	—
Invesco Emerging Markets Sovereign Debt ETF	—	35,644	43,650	(74,253)	(354)	(4,687)	862	—	—
Invesco Floating Rate ESG Fund, Class R6(c)	7.98%	77,843	176,921	(94,272)	3,485	(8,443)	3,096	22,476	155,534
Invesco Fundamental High Yield® Corporate Bond ETF	4.98%	—	101,389	(5,348)	882	134	909	5,235	97,057
Invesco High Yield Fund, Class R6	—	52,071	63,646	(108,432)	123	(7,408)	1,487	—	—
Invesco Income Fund, Class R6	8.53%	—	169,359	(12,186)	8,678	601	1,752	22,076	166,452
Invesco International Bond Fund, Class R6(d)	6.95%	—	140,263	(8,579)	3,547	252	875	25,089	135,483
Invesco PureBetaSM US Aggregate Bond ETF	—	62,020	66,436	(130,784)	(440)	2,768	671	—	—
Invesco Quality Income Fund, Class R6	—	124,566	137,992	(263,200)	1,040	(398)	2,158	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	4.50%	9,722	89,496	(12,555)	1,131	20	348	8,246	87,814
Invesco Taxable Municipal Bond ETF	1.99%	25,051	47,469	(34,812)	1,555	(410)	621	1,165	38,853
Invesco Variable Rate Preferred ETF	8.93%	72,505	198,978	(95,533)	5,571	(7,285)	3,267	7,077	174,236
Total Fixed Income Funds		562,967	1,642,671	(1,015,225)	29,923	(24,242)	19,621		1,196,094
Foreign Equity Funds–5.04%
Invesco S&P International Developed Low Volatility ETF	5.04%	52,545	119,696	(64,646)	676	(9,999)	1,397	3,453	98,272
Money Market Funds–6.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	3.18%	34,534	1,238,186	(1,210,667)	—	—	155	62,053	62,053
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	2.96%	34,589	1,238,187	(1,215,062)	—	15	207	57,700	57,729
Total Money Market Funds		69,123	2,476,373	(2,425,729)	—	15	362		119,782
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,917,892)	100.09%	$1,044,182	$5,135,383	$(4,142,459)	$19,288	$(104,187)	$32,763		$1,952,207
OTHER ASSETS LESS LIABILITIES	(0.09)%								(1,849)
NET ASSETS	100.00%								$1,950,358
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	Effective August 21, 2020, the underlying fund’s name changed.
(d)	Effective September 30, 2020, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.04%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–10.08%
Alerian MLP ETF(b)	—	$—	$12,637	$(11,314)	$—	$(1,323)	$471	—	$—
Invesco Global Real Estate Income Fund, Class R6	6.07%	35,729	28,939	(3,342)	(4,503)	(566)	978	7,166	56,257
Invesco Global Targeted Returns Fund, Class R6	—	3,017	—	(3,018)	94	(93)	—	—	—
Invesco Macro Allocation Strategy Fund, Class R6	—	1,716	—	(1,718)	106	(104)	—	—	—
Invesco Multi-Asset Income Fund, Class R6	4.01%	38,658	27,979	(22,428)	(3,061)	(4,007)	1,787	3,981	37,141
Invesco S&P High Income Infrastructure ETF	—	20,670	5,491	(26,326)	(1,353)	1,518	—	—	—
iShares Global Infrastructure ETF(b)	—	—	24,592	(20,441)	—	(4,151)	—	—	—
Total Alternative Funds		99,790	99,638	(88,587)	(8,717)	(8,726)	3,236		93,398
Domestic Equity Funds–17.77%
Invesco All Cap Market Neutral Fund, Class R6(c)	—	1,793	—	(1,788)	279	(284)	—	—	—
Invesco Diversified Dividend Fund, Class R6	—	11	—	—	(1)	(10)	—	—	—
Invesco Dividend Income Fund, Class R6	—	29,470	10,526	(35,172)	(438)	(4,386)	397	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	3,939	—	(3,931)	(413)	405	—	—	—
Invesco Growth and Income Fund, Class R6	—	3,243	—	(3,247)	(92)	96	—	—	—
Invesco PureBetaSM MSCI USA ETF	—	7,857	3,642	(10,949)	(678)	128	56	—	—
Invesco S&P 500® Enhanced Value ETF	8.15%	50,013	57,961	(15,229)	(11,921)	(5,287)	1,544	2,772	75,537
Invesco S&P 500® High Dividend Low Volatility ETF	9.62%	14,530	82,573	(4,784)	(2,386)	(794)	1,530	2,702	89,139
Invesco S&P 500® Pure Growth ETF	—	3,169	—	(3,180)	(187)	198	—	—	—
Invesco U.S. Managed Volatility Fund, Class R6	—	9,867	—	(9,946)	(962)	1,041	—	—	—
Total Domestic Equity Funds		123,892	154,702	(88,226)	(16,799)	(8,893)	3,527		164,676
Fixed Income Funds–61.11%
Invesco Core Plus Bond Fund, Class R6	17.33%	36,718	131,250	(12,073)	4,561	94	1,520	13,877	160,550
Invesco Corporate Bond Fund, Class R6	—	23,504	10,872	(33,532)	(1,225)	381	444	—	—
Invesco Emerging Markets Sovereign Debt ETF	—	26,888	7,206	(31,168)	(1,328)	(1,598)	538	—	—
Invesco Floating Rate ESG Fund, Class R6(d)	7.93%	45,343	38,778	(7,623)	(1,771)	(1,243)	1,801	10,619	73,484
Invesco Fundamental High Yield® Corporate Bond ETF	4.98%	—	44,960	—	1,149	—	503	2,487	46,109
Invesco High Yield Fund, Class R6	—	32,969	6,765	(35,247)	108	(4,595)	883	—	—
Invesco Income Fund, Class R6	8.45%	—	77,406	(5,226)	5,700	432	1,046	10,386	78,312
Invesco International Bond Fund, Class R6(e)	6.94%	—	64,433	(3,156)	2,858	198	513	11,913	64,333
Invesco PureBetaSM US Aggregate Bond ETF	—	36,642	11,899	(49,853)	(318)	1,630	440	—	—
Invesco Quality Income Fund, Class R6	—	72,291	27,055	(99,373)	(554)	581	1,282	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	4.47%	11,157	37,024	(7,535)	683	69	190	3,887	41,398
Invesco Short Term Bond Fund, Class R6	—	6,618	—	(6,613)	(62)	57	(1)	—	—
Invesco Taxable Municipal Bond ETF	1.97%	20,617	7,290	(10,268)	837	(233)	384	547	18,243
Invesco Variable Rate Investment Grade ETF	—	4,792	—	(4,794)	(16)	18	—	—	—
Invesco Variable Rate Preferred ETF	9.04%	41,302	53,855	(11,410)	2,267	(2,257)	1,864	3,402	83,757
Total Fixed Income Funds		358,841	518,793	(317,871)	12,889	(6,466)	11,407		566,186
Foreign Equity Funds–4.98%
Invesco RAFI™ Strategic Developed ex-US ETF	—	8,048	—	(8,099)	(331)	382	—	—	—
Invesco S&P International Developed Low Volatility ETF	4.98%	25,590	29,563	(3,534)	(4,694)	(763)	784	1,622	46,162
Total Foreign Equity Funds		33,638	29,563	(11,633)	(5,025)	(381)	784		46,162
Money Market Funds–6.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(f)	3.69%	19,852	251,617	(237,328)	—	—	91	34,141	34,141
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(f)	2.41%	19,607	251,617	(248,868)	—	(3)	104	22,342	22,353
Total Money Market Funds		39,459	503,234	(486,196)	—	(3)	195		56,494
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $928,619)	100.04%	$655,620	$1,305,930	$(992,513)	$(17,652)	$(24,469)	$19,149		$926,916
OTHER ASSETS LESS LIABILITIES	(0.04)%								(328)
NET ASSETS	100.00%								$926,588
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	Effective August 21, 2020, the underlying fund’s name changed.
(e)	Effective September 30, 2020, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated Issuers–100.81%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–4.98%
Invesco Global Real Estate Income Fund, Class R6	2.99%	$58,679	$44,864	$(13,637)	$(6,464)	$(3,504)	$1,715	10,183	$79,938
Invesco Global Targeted Returns Fund, Class R6	—	50,086	26,452	(76,313)	1,674	(1,899)	—	—	—
Invesco Macro Allocation Strategy Fund, Class R6	1.99%	30,755	34,429	(10,822)	634	(1,652)	—	6,396	53,344
Invesco Multi-Asset Income Fund, Class R6	—	23,408	21,819	(39,354)	(420)	(5,453)	830	—	—
Total Alternative Funds		162,928	127,564	(140,126)	(4,576)	(12,508)	2,545		133,282
Domestic Equity Funds–26.69%
Invesco All Cap Market Neutral Fund, Class R6(b)	—	30,456	15,852	(42,978)	1,844	(5,174)	—	—	—
Invesco Diversified Dividend Fund, Class R6	—	19,700	10,778	(26,321)	(781)	(3,376)	184	—	—
Invesco Dividend Income Fund, Class R6	—	23,601	19,412	(38,088)	(559)	(4,366)	389	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	61,256	31,713	(84,517)	(3,517)	(4,935)	—	—	—
Invesco Growth and Income Fund, Class R6	—	48,557	30,781	(67,669)	702	(12,371)	419	—	—
Invesco PureBetaSM MSCI USA ETF	5.54%	—	138,169	(5,487)	15,406	124	976	4,360	148,212
Invesco Russell 1000 Dynamic Multifactor ETF	5.53%	—	152,509	(4,233)	16	(92)	1,298	4,793	148,200
Invesco S&P 500® Enhanced Value ETF	3.54%	39,299	94,818	(21,226)	(9,803)	(8,285)	1,894	3,479	94,803
Invesco S&P 500® High Dividend Low Volatility ETF	4.52%	47,112	111,745	(19,543)	(11,292)	(6,916)	3,398	3,671	121,106
Invesco S&P 500® Pure Growth ETF	—	52,994	22,719	(75,333)	(2,971)	2,591	155	—	—
Invesco S&P MidCap Low Volatility ETF	—	5,596	—	(5,537)	(336)	277	—	—	—
Invesco U.S. Managed Volatility Fund, Class R6	7.56%	171,178	110,826	(98,266)	13,482	5,293	—	16,086	202,513
Total Domestic Equity Funds		499,749	739,322	(489,198)	2,191	(37,230)	8,713		714,834
Fixed Income Funds–61.03%
Invesco Core Plus Bond Fund, Class R6	17.97%	117,209	402,813	(53,849)	13,484	1,592	5,747	41,595	481,249
Invesco Emerging Markets Sovereign Debt ETF	—	128,732	75,400	(184,199)	(3,809)	(16,124)	3,215	—	—
Invesco Floating Rate ESG Fund, Class R6(c)	8.06%	87,416	158,607	(28,032)	1,869	(4,100)	4,706	31,179	215,760
Invesco Fundamental High Yield® Corporate Bond ETF	5.99%	—	159,411	(2,994)	4,024	4	2,064	8,654	160,445
Invesco High Yield Fund, Class R6	—	99,962	53,342	(138,462)	(1,115)	(13,727)	2,891	—	—
Invesco Income Fund, Class R6	5.07%	—	129,161	(4,860)	11,448	142	2,041	18,023	135,891
Invesco International Bond Fund, Class R6(d)	7.53%	—	198,123	(6,565)	10,067	30	1,829	37,343	201,655
Invesco PureBetaSM US Aggregate Bond ETF	—	74,722	41,879	(119,758)	(180)	3,337	953	—	—
Invesco Quality Income Fund, Class R6	—	134,849	73,366	(208,887)	32	640	2,429	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	—	88,698	48,245	(137,353)	(285)	695	528	—	—
Invesco Short Term Bond Fund, Class R6	—	98,251	51,702	(147,834)	(351)	(1,768)	1,174	—	—
Invesco Taxable Municipal Bond ETF	5.95%	117,939	75,647	(39,826)	7,245	(1,492)	3,262	4,783	159,513
Invesco Variable Rate Investment Grade ETF	7.49%	80,671	153,955	(35,796)	3,763	(1,929)	1,537	8,075	200,664
Invesco Variable Rate Preferred ETF	2.97%	54,036	56,649	(27,867)	(644)	(2,676)	2,525	3,229	79,498
Total Fixed Income Funds		1,082,485	1,678,300	(1,136,282)	45,548	(35,376)	34,901		1,634,675
Foreign Equity Funds–3.01%
Invesco International Growth Fund, Class R6	—	35	—	(33)	(4)	2	—	—	—
Invesco International Small-Mid Company Fund, Class R6(d)	1.03%	—	24,627	(457)	3,363	35	—	523	27,568
Invesco PureBetaSM FTSE Developed ex-North America ETF	—	19,582	10,146	(26,273)	(1,085)	(2,370)	223	—	—
Invesco RAFI™ Strategic Developed ex-US ETF	0.98%	99,748	71,455	(124,552)	(157)	(20,299)	1,424	1,166	26,195
Invesco S&P International Developed Low Volatility ETF	1.00%	—	25,750	—	1,031	—	345	941	26,781
Total Foreign Equity Funds		119,365	131,978	(151,315)	3,148	(22,632)	1,992		80,544
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2020 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.81%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Money Market Funds–5.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	2.09%	$37,598	$858,208	$(839,821)	$—	$—	$208	55,984	$55,985
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	3.01%	36,958	908,221	(864,494)	3	31	328	80,679	80,719
Total Money Market Funds		74,556	1,766,429	(1,704,315)	3	31	536		136,704
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,617,258)	100.81%	$1,939,083	$4,443,593	$(3,621,236)	$46,314	$(107,715)	$48,687		$2,700,039
OTHER ASSETS LESS LIABILITIES	(0.81)%								(21,694)
NET ASSETS	100.00%								$2,678,345
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(c)	Effective August 21, 2020, the underlying fund’s name changed.
(d)	Effective September 30, 2020, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated Issuers–101.21%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$152,746	$200,840	$(44,316)	$(10,231)	$(9,653)	$4,655	36,865	$289,386
Invesco Global Targeted Returns Fund, Class R6	—	152,038	40,001	(191,716)	4,172	(4,495)	—	—	—
Invesco Macro Allocation Strategy Fund, Class R6	1.97%	100,776	118,026	(19,925)	(1,808)	(3,162)	—	23,250	193,907
Total Alternative Funds		405,560	358,867	(255,957)	(7,867)	(17,310)	4,655		483,293
Domestic Equity Funds–28.71%
Invesco All Cap Market Neutral Fund, Class R6(b)	—	101,710	34,195	(125,057)	2,410	(13,258)	—	—	—
Invesco Comstock Fund, Class R6	—	29,915	—	(30,113)	(461)	659	—	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	1.49%	—	136,700	(4,541)	14,150	250	—	4,752	146,559
Invesco Diversified Dividend Fund, Class R6	—	49,927	27,970	(69,017)	(1,624)	(7,256)	417	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	176,762	109,736	(267,054)	(5,932)	(13,512)	—	—	—
Invesco Growth and Income Fund, Class R6	—	131,881	93,424	(198,940)	782	(27,147)	922	—	—
Invesco PureBetaSM MSCI USA ETF	5.97%	—	580,457	(40,934)	46,284	788	3,315	17,256	586,595
Invesco Russell 1000 Dynamic Multifactor ETF	7.38%	—	759,716	(30,849)	(4,502)	(33)	5,505	23,426	724,332
Invesco S&P 500® Pure Growth ETF	—	175,844	98,228	(277,887)	(9,691)	13,506	552	—	—
Invesco S&P MidCap Low Volatility ETF	—	101,647	46,714	(131,143)	(4,124)	(13,094)	777	—	—
Invesco U.S. Managed Volatility Fund, Class R6	13.87%	722,875	744,353	(205,996)	83,408	17,021	—	108,154	1,361,661
Total Domestic Equity Funds		1,490,561	2,631,493	(1,381,531)	120,700	(42,076)	11,488		2,819,147
Fixed Income Funds–61.32%
Invesco Core Plus Bond Fund, Class R6	18.29%	319,863	1,541,589	(110,706)	37,893	6,951	17,177	155,194	1,795,590
Invesco Emerging Markets Sovereign Debt ETF	—	358,805	244,320	(563,324)	(9,462)	(30,339)	9,464	—	—
Invesco Floating Rate ESG Fund, Class R6(d)	8.90%	210,419	715,779	(54,449)	7,880	(5,746)	13,876	126,283	873,883
Invesco Fundamental High Yield® Corporate Bond ETF(e)	6.92%	—	695,911	(27,915)	11,275	127	7,201	36,645	679,398
Invesco High Yield Fund, Class R6	—	264,085	143,724	(372,942)	(3,138)	(31,729)	7,996	—	—
Invesco Income Fund, Class R6	4.95%	—	471,017	(16,942)	32,142	60	5,858	64,493	486,277
Invesco International Bond Fund, Class R6(c)	7.46%	—	733,232	(27,043)	26,093	332	5,284	135,669	732,614
Invesco PureBetaSM US Aggregate Bond ETF	—	141,335	77,664	(226,527)	(284)	7,812	2,086	—	—
Invesco Quality Income Fund, Class R6	—	356,631	89,454	(449,070)	(260)	3,245	6,121	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	—	253,932	68,901	(324,577)	(652)	2,396	1,346	—	—
Invesco Short Term Bond Fund, Class R6	—	264,688	90,356	(351,272)	(659)	(3,113)	3,214	—	—
Invesco Taxable Municipal Bond ETF	6.40%	352,361	388,417	(142,712)	34,735	(4,320)	10,094	18,845	628,481
Invesco Variable Rate Investment Grade ETF	8.40%	243,759	627,980	(54,840)	9,871	(2,346)	4,974	33,176	824,424
Total Fixed Income Funds		2,765,878	5,888,344	(2,722,319)	145,434	(56,670)	94,691		6,020,667
Foreign Equity Funds–3.95%
Invesco International Growth Fund, Class R6	—	54,794	23,670	(72,028)	296	(6,732)	—	—	—
Invesco International Select Equity Fund, Class R6	—	20,652	—	(20,902)	(2,101)	2,351	—	—	—
Invesco International Small-Mid Company Fund, Class R6(c)	0.99%	—	90,901	(3,189)	9,572	139	—	1,848	97,423
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	19,861	84,630	(9,300)	2,962	(1,316)	1,031	4,117	96,837
Invesco RAFI™ Strategic Developed ex-US ETF	0.99%	292,245	216,171	(358,863)	930	(53,746)	3,882	4,306	96,737
Invesco RAFI™ Strategic Emerging Markets ETF	—	14,796	—	(15,086)	(800)	1,090	—	—	—
Invesco S&P International Developed Low Volatility ETF	0.98%	—	96,441	(2,858)	2,577	35	1,058	3,380	96,195
Total Foreign Equity Funds		402,348	511,813	(482,226)	13,436	(58,179)	5,971		387,192
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated Issuers–101.21%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Money Market Funds–2.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(f)	0.86%	$12,792	$1,819,955	$(1,748,356)	$—	$—	$69	84,391	$84,391
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(f)	0.47%	8,241	1,301,391	(1,263,767)	—	8	77	45,851	45,873
Invesco Treasury Portfolio, Institutional Class, 0.02%(f)	0.98%	14,620	2,079,948	(1,998,121)	—	—	76	96,447	96,447
Total Money Market Funds		35,653	5,201,294	(5,010,244)	—	8	222		226,711
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $9,584,043)	101.21%	5,100,000	14,591,811	(9,852,277)	271,703	(174,227)	117,027		9,937,010
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.94%
Invesco Private Government Fund, 0.03%(f)(g)	4.46%	—	4,142,962	(3,705,501)	—	—	29	437,461	437,461
Invesco Private Prime Fund, 0.11%(f)(g)	1.48%	—	1,099,303	(953,511)	—	15	24	145,777	145,807
Invesco Liquid Assets Portfolio, Institutional Class(f)(g)	—	—	374,329	(374,306)	—	(23)	129	—	—
Invesco Government & Agency Portfolio, Institutional Class(f)(g)	—	—	1,470,564	(1,470,564)	—	—	299	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $583,268)	5.94%	—	7,087,158	(6,503,882)	—	(8)	481		583,268
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,167,311)	107.15%	$5,100,000	$21,678,969	$(16,356,159)	$271,703	$(174,235)	$117,508		$10,520,278
OTHER ASSETS LESS LIABILITIES	(7.15)%								(701,712)
NET ASSETS	100.00%								$9,818,566
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(c)	Effective September 30, 2020, the underlying fund’s name changed.
(d)	Effective August 21, 2020, the underlying fund’s name changed.
(e)	All or a portion of this security was out on loan at September 30, 2020.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated Issuers–100.51%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–4.94%
Invesco Global Real Estate Income Fund, Class R6	2.97%	$123,886	$205,822	$(6,703)	$(17,327)	$(411)	$5,368	38,888	$305,267
Invesco Global Targeted Returns Fund, Class R6	—	123,365	74,032	(196,821)	3,537	(4,113)	—	—	—
Invesco Macro Allocation Strategy Fund, Class R6	1.97%	82,141	132,310	(10,244)	(417)	(1,808)	—	24,218	201,982
Total Alternative Funds		329,392	412,164	(213,768)	(14,207)	(6,332)	5,368		507,249
Domestic Equity Funds–40.08%
Invesco All Cap Market Neutral Fund, Class R6(b)	—	82,206	62,215	(133,446)	2,986	(13,961)	—	—	—
Invesco Comstock Fund, Class R6	—	123,913	116,078	(208,229)	(3,284)	(28,478)	1,102	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	7.15%	—	682,686	(32,828)	83,599	751	—	23,807	734,208
Invesco Diversified Dividend Fund, Class R6	—	45,414	29,244	(66,004)	(1,908)	(6,746)	413	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	144,675	111,346	(238,637)	(5,975)	(11,409)	—	—	—
Invesco Growth and Income Fund, Class R6	—	123,903	102,693	(196,814)	987	(30,769)	1,156	—	—
Invesco PureBetaSM MSCI USA ETF	6.01%	—	576,783	(16,835)	56,931	922	4,058	18,174	617,801
Invesco RAFI™ Strategic US Small Company ETF	—	61,578	31,200	(86,992)	(3,527)	(2,259)	228	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	7.49%	—	827,407	(52,526)	(4,118)	(1,257)	6,650	24,887	769,506
Invesco S&P 500® Pure Growth ETF	—	144,276	88,099	(236,228)	(8,409)	12,262	499	—	—
Invesco S&P MidCap Low Volatility ETF	—	123,817	111,684	(202,255)	(6,528)	(26,718)	1,370	—	—
Invesco S&P SmallCap Low Volatility ETF	3.98%	—	441,147	(23,130)	(9,492)	200	3,908	12,311	408,725
Invesco U.S. Managed Volatility Fund, Class R6	15.45%	676,861	957,037	(175,301)	115,134	13,798	—	126,094	1,587,529
Total Domestic Equity Funds		1,526,643	4,137,619	(1,669,225)	216,396	(93,664)	19,384		4,117,769
Fixed Income Funds–49.60%
Invesco Core Plus Bond Fund, Class R6	15.87%	218,334	1,402,227	(38,829)	46,857	1,985	17,767	140,931	1,630,574
Invesco Emerging Markets Sovereign Debt ETF	—	205,966	181,178	(357,909)	(5,314)	(23,921)	6,706	—	—
Invesco Floating Rate ESG Fund, Class R6(d)	4.47%	99,830	368,621	(11,884)	3,165	(887)	8,380	66,307	458,845
Invesco Fundamental High Yield® Corporate Bond ETF(e)	4.46%	—	449,455	—	8,761	—	5,931	24,715	458,216
Invesco High Yield Fund, Class R6	—	148,929	129,531	(254,555)	(1,558)	(22,347)	5,663	—	—
Invesco Income Fund, Class R6	4.48%	—	425,275	—	34,665	—	6,717	61,000	459,940
Invesco International Bond Fund, Class R6(c)	4.98%	—	489,321	—	22,543	—	4,495	94,790	511,864
Invesco Quality Income Fund, Class R6	—	288,824	179,597	(471,513)	(77)	3,169	5,941	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	2.47%	205,824	227,887	(185,869)	5,808	624	2,439	23,875	254,274
Invesco Short Term Bond Fund, Class R6	—	165,041	106,590	(269,203)	(500)	(1,928)	2,263	—	—
Invesco Taxable Municipal Bond ETF	4.94%	270,462	385,722	(174,142)	30,595	(5,617)	9,943	15,203	507,020
Invesco Variable Rate Investment Grade ETF	7.93%	131,614	694,227	(22,508)	11,936	(1,059)	4,807	32,765	814,210
Total Fixed Income Funds		1,734,824	5,039,631	(1,786,412)	156,881	(49,981)	81,052		5,094,943
Foreign Equity Funds–4.98%
Invesco Emerging Markets All Cap Fund, Class R6(c)	0.50%	—	45,301	—	6,436	—	—	1,359	51,737
Invesco International Growth Fund, Class R6	—	73,324	41,537	(106,184)	(44)	(8,633)	—	—	—
Invesco International Select Equity Fund, Class R6	0.50%	98,965	63,105	(113,410)	3,706	(862)	—	3,807	51,504
Invesco International Small-Mid Company Fund, Class R6(c)	1.01%	—	91,855	—	12,181	—	—	1,973	104,036
Invesco PureBetaSM FTSE Developed ex-North America ETF	1.00%	—	95,634	—	6,472	—	920	4,341	102,106
Invesco RAFI™ Strategic Developed ex-US ETF	0.99%	307,476	298,557	(438,969)	324	(65,304)	4,790	4,544	102,084
Invesco RAFI™ Strategic Emerging Markets ETF	—	25,280	14,472	(34,422)	(1,442)	(3,888)	36	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	24,552	14,849	(34,134)	(424)	(4,843)	295	—	—
Invesco S&P International Developed Low Volatility ETF	0.98%	—	97,958	—	2,648	—	1,282	3,535	100,606
Total Foreign Equity Funds		529,597	763,268	(727,119)	29,857	(83,530)	7,323		512,073
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.51%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(f)	0.32%	$26,765	$1,992,091	$(1,986,032)	$—	$—	$88	32,824	$32,824
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(f)	0.22%	19,759	1,422,922	(1,419,716)	—	(54)	86	22,900	22,911
Invesco Treasury Portfolio, Institutional Class, 0.02%(f)	0.37%	30,588	2,276,675	(2,269,749)	—	—	96	37,514	37,514
Total Money Market Funds		77,112	5,691,688	(5,675,497)	—	(54)	270		93,249
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $9,837,682)	100.51%	4,197,568	16,044,370	(10,072,021)	388,927	(233,561)	113,397		10,325,283
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.06%
Invesco Private Government Fund, 0.03%(f)(g)	3.04%	—	4,527,198	(4,214,780)	—	—	30	312,418	312,418
Invesco Private Prime Fund, 0.11%(f)(g)	1.02%	—	1,058,236	(954,116)	—	9	24	104,108	104,129
Invesco Liquid Assets Portfolio, Institutional Class	—	—	146,602	(146,581)	—	(21)	30	—	—
Invesco Government & Agency Portfolio, Institutional Class	—	—	575,823	(575,823)	—	—	84	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $416,547)	4.06%	—	6,307,859	(5,891,300)	—	(12)	168		416,547
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,254,229)	104.57%	$4,197,568	$22,352,229	$(15,963,321)	$388,927	$(233,573)	$113,565		$10,741,830
OTHER ASSETS LESS LIABILITIES	(4.57)%								(469,191)
NET ASSETS	100.00%								$10,272,639
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(c)	Effective September 30, 2020, the underlying fund’s name changed.
(d)	Effective August 21, 2020, the underlying fund’s name changed.
(e)	All or a portion of this security was out on loan at September 30, 2020.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated Issuers–100.56%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–4.96%
Invesco Global Real Estate Income Fund, Class R6	2.98%	$95,070	$112,357	$(7,905)	$(13,054)	$(2,258)	$3,596	23,466	$184,210
Invesco Global Targeted Returns Fund, Class R6	—	94,571	61,584	(155,667)	2,624	(3,112)	—	—	—
Invesco Macro Allocation Strategy Fund, Class R6	1.98%	63,788	71,861	(9,763)	(1,780)	(2,099)	—	14,629	122,007
Total Alternative Funds		253,429	245,802	(173,335)	(12,210)	(7,469)	3,596		306,217
Domestic Equity Funds–51.09%
Invesco All Cap Market Neutral Fund, Class R6(b)	—	54,228	60,260	(105,664)	925	(9,749)	—	—	—
Invesco Comstock Fund, Class R6	—	115,987	79,839	(169,173)	(2,824)	(23,829)	891	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	7.71%	—	419,911	—	56,289	—	—	15,441	476,200
Invesco Diversified Dividend Fund, Class R6	—	54,130	32,304	(75,824)	(2,548)	(8,062)	511	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	128,615	80,032	(193,702)	(5,708)	(9,237)	—	—	—
Invesco Growth and Income Fund, Class R6	—	114,911	77,007	(167,020)	190	(25,088)	935	—	—
Invesco Long/Short Equity Fund, Class R6(b)	—	13,234	—	(13,217)	737	(754)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(c)	5.01%	—	287,244	—	22,285	—	—	20,732	309,529
Invesco PureBetaSM MSCI USA ETF	5.94%	—	329,256	—	37,910	—	2,439	10,801	367,166
Invesco RAFI™ Strategic US Small Company ETF	—	118,886	113,461	(212,106)	(6,578)	(13,663)	644	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	9.00%	—	576,681	(21,872)	387	498	4,832	17,972	555,694
Invesco S&P 500® Pure Growth ETF	—	126,019	69,612	(198,058)	(7,297)	9,724	404	—	—
Invesco S&P MidCap Low Volatility ETF	—	101,970	73,315	(148,669)	(5,511)	(21,105)	1,107	—	—
Invesco S&P SmallCap Low Volatility ETF	3.47%	13,585	217,866	(13,490)	(4,459)	804	2,065	6,455	214,306
Invesco U.S. Managed Volatility Fund, Class R6	19.96%	668,057	582,755	(127,534)	102,283	7,197	—	97,916	1,232,758
Total Domestic Equity Funds		1,509,622	2,999,543	(1,446,329)	186,081	(93,264)	13,828		3,155,653
Fixed Income Funds–37.74%
Invesco Core Plus Bond Fund, Class R6	9.44%	142,111	452,519	(31,333)	18,288	1,251	7,599	50,375	582,836
Invesco Emerging Markets Sovereign Debt ETF	—	91,225	71,886	(147,867)	(2,053)	(13,191)	2,940	—	—
Invesco Floating Rate ESG Fund, Class R6(d)	2.48%	61,555	99,479	(5,481)	(1,941)	(726)	3,685	22,093	152,886
Invesco Fundamental High Yield® Corporate Bond ETF	1.98%	—	120,909	(1,188)	2,872	(25)	1,606	6,611	122,568
Invesco High Yield Fund, Class R6	—	61,215	45,892	(96,805)	(714)	(9,588)	2,324	—	—
Invesco Income Fund, Class R6	1.50%	—	85,945	(1,047)	7,651	(3)	1,379	12,274	92,546
Invesco International Bond Fund, Class R6(c)	2.99%	—	177,774	(2,076)	9,145	(19)	1,672	34,227	184,824
Invesco Quality Income Fund, Class R6	—	244,445	124,762	(371,737)	136	2,394	4,907	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	2.49%	152,289	150,154	(152,941)	3,790	399	1,786	14,431	153,691
Invesco Short Term Bond Fund, Class R6	—	128,900	79,884	(206,388)	(314)	(2,082)	1,868	—	—
Invesco Taxable Municipal Bond ETF	6.94%	168,358	286,416	(46,650)	21,582	(792)	6,927	12,861	428,914
Invesco Variable Rate Investment Grade ETF	9.92%	—	605,946	(7,958)	15,069	(8)	2,009	24,670	613,049
Total Fixed Income Funds		1,050,098	2,301,566	(1,071,471)	73,511	(22,390)	38,702		2,331,314
Foreign Equity Funds–5.97%
Invesco Emerging Markets All Cap Fund, Class R6(c)	0.51%	—	26,919	—	4,222	—	—	818	31,141
Invesco Developing Markets Fund, Class R6(c)	0.50%	—	26,764	—	4,289	—	—	689	31,053
Invesco International Growth Fund, Class R6	—	105,666	57,451	(147,606)	1,737	(17,248)	—	—	—
Invesco International Select Equity Fund, Class R6	0.99%	141,909	79,528	(159,579)	3,775	(4,272)	—	4,535	61,361
Invesco International Small-Mid Company Fund, Class R6(c)	1.00%	—	54,973	(1,031)	7,587	7	—	1,167	61,536
Invesco PureBetaSM FTSE Developed ex-North America ETF	1.00%	—	57,117	—	4,744	—	555	2,630	61,861
Invesco RAFI™ Strategic Developed ex-US ETF	1.00%	255,885	213,377	(347,211)	(1,252)	(59,378)	3,796	2,734	61,421
Invesco RAFI™ Strategic Emerging Markets ETF	—	37,462	23,479	(51,318)	(1,990)	(7,633)	58	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	37,368	22,176	(50,575)	(479)	(8,490)	474	—	—
Invesco S&P International Developed Low Volatility ETF	0.97%	—	58,014	—	2,094	—	768	2,112	60,108
Total Foreign Equity Funds		578,290	619,798	(757,320)	24,727	(97,014)	5,651		368,481
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.56%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	0.27%	$17,127	$1,004,834	$(1,005,417)	$—	$—	$62	16,544	$16,544
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	0.23%	12,287	731,046	(729,174)	3	(8)	75	14,147	14,154
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)	0.30%	19,574	1,148,382	(1,149,049)	—	—	71	18,907	18,907
Total Money Market Funds		48,988	2,884,262	(2,883,640)	3	(8)	208		49,605
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,842,379)	100.56%	3,440,427	9,050,971	(6,332,095)	272,112	(220,145)	61,985		6,211,270
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund	—	—	3,104,660	(3,104,660)	—	—	12	—	—
Invesco Private Prime Fund	—	—	876,807	(876,826)	—	19	8	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	3,981,467	(3,981,486)	—	19	20		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,842,379)	100.56%	$3,440,427	$13,032,438	$(10,313,581)	$272,112	$(220,126)	$62,005		$6,211,270
OTHER ASSETS LESS LIABILITIES	(0.56)%								(34,405)
NET ASSETS	100.00%								$6,176,865
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(c)	Effective September 30, 2020, the underlying fund’s name changed.
(d)	Effective August 21, 2020, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated Issuers–99.11%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–4.86%
Invesco Global Real Estate Income Fund, Class R6	2.93%	$55,558	$120,580	$(10,663)	$(1,997)	$(1,176)	$2,406	20,675	$162,302
Invesco Global Targeted Returns Fund, Class R6	—	40,233	35,020	(75,141)	955	(1,067)	—	—	—
Invesco Macro Allocation Strategy Fund, Class R6	1.93%	29,393	86,766	(8,518)	907	(1,448)	—	12,842	107,100
Total Alternative Funds		125,184	242,366	(94,322)	(135)	(3,691)	2,406		269,402
Domestic Equity Funds–56.86%
Invesco Comstock Fund, Class R6	—	136,377	91,435	(200,178)	(2,747)	(24,887)	923	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	9.85%	—	522,706	(37,133)	59,779	(70)	—	17,681	545,282
Invesco Diversified Dividend Fund, Class R6	—	58,061	28,927	(78,187)	(2,945)	(5,856)	427	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	131,483	68,856	(188,615)	(4,830)	(6,894)	—	—	—
Invesco Growth and Income Fund, Class R6	—	126,293	82,128	(182,821)	(63)	(25,537)	969	—	—
Invesco Long/Short Equity Fund, Class R6(c)	—	50,272	29,740	(67,079)	5,164	(18,097)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	5.92%	—	316,915	(9,939)	21,309	(482)	—	21,956	327,803
Invesco PureBetaSM MSCI USA ETF(d)	7.75%	—	439,108	(50,230)	41,409	(1,083)	2,672	12,626	429,204
Invesco RAFI™ Strategic US Small Company ETF	—	87,849	70,989	(149,600)	(4,592)	(4,646)	401	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	11.79%	—	689,400	(37,697)	2,156	(1,045)	5,244	21,113	652,814
Invesco S&P 500® Pure Growth ETF	—	136,035	50,254	(190,957)	(7,183)	11,851	323	—	—
Invesco S&P MidCap Low Volatility ETF	—	75,764	50,800	(110,536)	(3,756)	(12,272)	706	—	—
Invesco S&P SmallCap Low Volatility ETF	3.90%	55,459	203,712	(21,259)	(16,971)	(4,776)	2,580	6,511	216,165
Invesco U.S. Managed Volatility Fund, Class R6	17.65%	439,103	607,035	(154,641)	72,119	13,923	—	77,644	977,539
Total Domestic Equity Funds		1,296,696	3,252,005	(1,478,872)	158,849	(79,871)	14,245		3,148,807
Fixed Income Funds–26.33%
Invesco Core Plus Bond Fund, Class R6	4.39%	67,997	192,583	(24,922)	6,279	1,234	3,045	21,017	243,171
Invesco Emerging Markets Sovereign Debt ETF	—	37,774	22,826	(56,351)	(984)	(3,265)	1,002	—	—
Invesco Floating Rate ESG Fund, Class R6(e)	—	19,950	16,377	(33,754)	151	(2,724)	563	—	—
Invesco High Yield Fund, Class R6	—	20,232	16,192	(33,408)	(245)	(2,771)	769	—	—
Invesco Income Fund, Class R6	2.45%	—	132,236	(6,950)	10,088	20	1,884	17,957	135,394
Invesco International Bond Fund, Class R6(b)	1.96%	—	108,354	(4,440)	4,734	(76)	910	20,106	108,572
Invesco Quality Income Fund, Class R6	—	199,293	108,409	(309,533)	(232)	2,063	3,746	—	—
Invesco Short Duration Inflation Protected Fund, Class R6	1.46%	49,379	79,131	(49,446)	1,633	248	677	7,601	80,945
Invesco Short Term Bond Fund, Class R6	—	75,690	40,142	(114,944)	(285)	(603)	942	—	—
Invesco Taxable Municipal Bond ETF	6.32%	117,781	261,762	(43,909)	14,831	(423)	4,991	10,496	350,042
Invesco Variable Rate Investment Grade ETF	9.75%	—	557,571	(29,771)	12,028	13	1,614	21,724	539,841
Total Fixed Income Funds		588,096	1,535,583	(707,428)	47,998	(6,284)	20,143		1,457,965
Foreign Equity Funds–9.77%
Invesco Emerging Markets All Cap Fund, Class R6(b)	0.99%	—	49,979	(1,625)	6,525	18	—	1,442	54,897
Invesco Developing Markets Fund, Class R6(b)	0.97%	—	49,809	(2,616)	6,571	50	—	1,194	53,814
Invesco International Growth Fund, Class R6	—	95,924	45,737	(131,023)	782	(11,420)	—	—	—
Invesco International Select Equity Fund, Class R6	0.98%	131,105	74,115	(152,406)	2,764	(1,395)	—	4,005	54,183
Invesco International Small-Mid Company Fund, Class R6(b)	1.96%	—	100,947	(4,900)	12,324	(11)	—	2,055	108,360
Invesco PureBetaSM FTSE Developed ex-North America ETF	1.48%	—	78,431	(2,063)	5,474	(106)	681	3,475	81,736
Invesco RAFI™ Strategic Developed ex-US ETF	1.95%	203,061	178,728	(237,452)	5,059	(41,157)	3,181	4,818	108,239
Invesco RAFI™ Strategic Emerging Markets ETF	—	39,565	24,466	(54,701)	(2,130)	(7,200)	54	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	37,944	20,436	(49,771)	(246)	(8,363)	461	—	—
Invesco S&P International Developed Low Volatility ETF	1.44%	—	79,831	(2,222)	2,480	(59)	941	2,812	80,030
Total Foreign Equity Funds		507,599	702,479	(638,779)	39,603	(69,643)	5,318		541,259
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2040 Fund (continued)
Schedule of Investments in Affiliated Issuers–99.11%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Money Market Funds–1.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(f)	0.45%	$24,478	$1,103,948	$(1,103,458)	$—	$—	$40	24,967	$24,968
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(f)	0.32%	24,904	789,532	(796,631)	—	—	65	17,796	17,805
Invesco Treasury Portfolio, Institutional Class, 0.02%(f)	0.52%	27,975	1,261,655	(1,261,096)	—	—	44	28,534	28,534
Total Money Market Funds		77,357	3,155,135	(3,161,185)	—	—	149		71,307
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,169,663)	99.11%	2,594,932	8,887,568	(6,080,586)	246,315	(159,489)	42,261		5,488,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.40%
Invesco Private Government Fund, 0.03%(f)(g)	4.04%	—	1,253,316	(1,029,512)	—	—	3	223,804	223,804
Invesco Private Prime Fund, 0.11%(f)(g)	1.36%	—	411,398	(336,357)	—	—	12	75,026	75,041
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $298,845)	5.40%	—	1,664,714	(1,365,869)	—	—	15		298,845
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,468,508)	104.51%	$2,594,932	$10,552,282	$(7,446,455)	$246,315	$(159,489)	$42,276		$5,787,585
OTHER ASSETS LESS LIABILITIES	(4.51)%								(249,612)
NET ASSETS	100.00%								$5,537,973
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	All or a portion of this security was out on loan at September 30, 2020.
(e)	Effective August 21, 2020, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated Issuers–100.76%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–2.98%
Invesco Global Real Estate Income Fund, Class R6	2.98%	$64,034	$92,439	$(179)	$(8,005)	$(44)	$2,473	18,885	$148,245
Domestic Equity Funds–64.91%
Invesco Comstock Fund, Class R6	—	166,926	108,097	(240,229)	(4,454)	(30,340)	1,194	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	10.11%	—	473,583	(24,167)	53,498	426	—	16,321	503,340
Invesco Diversified Dividend Fund, Class R6	—	84,587	46,250	(117,187)	(4,481)	(9,169)	669	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	141,969	78,483	(208,530)	(6,388)	(5,534)	—	—	—
Invesco Growth and Income Fund, Class R6	—	112,061	76,094	(165,462)	(416)	(22,277)	895	—	—
Invesco Long/Short Equity Fund, Class R6(c)	—	40,085	33,069	(61,671)	4,380	(15,863)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	7.54%	—	356,164	(1,306)	20,968	(98)	—	25,166	375,728
Invesco PureBetaSM MSCI USA ETF(d)	11.47%	—	543,354	(19,392)	47,872	(366)	3,547	16,811	571,468
Invesco RAFI™ Strategic US Small Company ETF	—	79,381	51,057	(120,288)	(4,622)	(5,528)	370	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	15.93%	—	821,022	(20,210)	(7,315)	(337)	6,543	25,652	793,160
Invesco S&P 500® Pure Growth ETF	—	216,794	92,598	(318,329)	(12,207)	21,144	596	—	—
Invesco S&P MidCap Low Volatility ETF	—	68,554	49,616	(104,006)	(5,049)	(9,115)	648	—	—
Invesco S&P SmallCap Low Volatility ETF	4.95%	68,484	216,632	(8,588)	(26,996)	(3,055)	3,168	7,424	246,477
Invesco U.S. Managed Volatility Fund, Class R6	14.91%	333,665	411,690	(60,746)	55,294	2,463	—	58,965	742,366
Total Domestic Equity Funds		1,312,506	3,357,709	(1,470,111)	110,084	(77,649)	17,630		3,232,539
Fixed Income Funds–18.74%
Invesco 1-30 Laddered Treasury ETF	4.91%	—	264,987	(20,344)	204	(149)	430	6,228	244,698
Invesco Core Plus Bond Fund, Class R6	—	31,052	21,954	(53,701)	(565)	1,260	449	—	—
Invesco Emerging Markets Sovereign Debt ETF	—	31,591	24,862	(52,411)	(750)	(3,292)	916	—	—
Invesco Quality Income Fund, Class R6	—	171,358	115,720	(288,926)	340	1,508	3,280	—	—
Invesco Short Term Bond Fund, Class R6	—	54,831	59,838	(113,949)	(134)	(586)	876	—	—
Invesco Taxable Municipal Bond ETF	2.96%	78,700	107,755	(45,942)	7,469	(775)	2,520	4,414	147,207
Invesco Variable Rate Investment Grade ETF	10.87%	—	562,192	(32,521)	11,566	(78)	1,531	21,777	541,159
Total Fixed Income Funds		367,532	1,157,308	(607,794)	18,130	(2,112)	10,002		933,064
Foreign Equity Funds–12.91%
Invesco Emerging Markets All Cap Fund, Class R6(b)	1.51%	—	68,304	(1,885)	8,472	145	—	1,971	75,036
Invesco Developing Markets Fund, Class R6(b)	1.50%	—	67,990	(1,855)	8,450	141	—	1,658	74,726
Invesco International Growth Fund, Class R6	—	116,569	60,812	(163,642)	2,383	(16,122)	—	—	—
Invesco International Select Equity Fund, Class R6	1.49%	139,264	92,269	(160,035)	6,282	(3,654)	—	5,478	74,126
Invesco International Small-Mid Company Fund, Class R6(b)	2.47%	—	113,894	(3,565)	12,996	(42)	—	2,338	123,283
Invesco PureBetaSM FTSE Developed ex-North America ETF	1.99%	—	93,355	—	5,975	—	836	4,223	99,330
Invesco RAFI™ Strategic Developed ex-US ETF	1.98%	197,477	162,580	(224,794)	1,725	(38,342)	3,039	4,391	98,646
Invesco RAFI™ Strategic Emerging Markets ETF	—	44,793	29,957	(63,390)	(2,531)	(8,829)	67	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	36,264	21,126	(49,593)	(372)	(7,425)	410	—	—
Invesco S&P International Developed Low Volatility ETF	1.97%	—	96,949	(1,463)	2,522	(49)	1,170	3,442	97,959
Total Foreign Equity Funds		534,367	807,236	(670,222)	45,902	(74,177)	5,522		643,106
Money Market Funds–1.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	0.37%	16,534	983,611	(981,816)	—	—	36	18,329	18,329
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	0.43%	13,161	724,198	(716,084)	1	17	72	21,283	21,293
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)	0.42%	18,896	1,124,126	(1,122,075)	—	—	40	20,947	20,947
Total Money Market Funds		48,591	2,831,935	(2,819,975)	1	17	148		60,569
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,767,253)	100.76%	2,327,030	8,246,627	(5,568,281)	166,112	(153,965)	35,775		5,017,523
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2045 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.76%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.49%
Invesco Private Government Fund, 0.03%(e)(f)	1.87%	$—	$504,443	$(411,294)	$—	$—	$2	93,149	$93,149
Invesco Private Prime Fund, 0.11%(e)(f)	0.62%	—	167,498	(136,447)	—	—	2	31,045	31,051
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $124,200)	2.49%	—	671,941	(547,741)	—	—	4		124,200
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,891,453)	103.25%	$2,327,030	$8,918,568	$(6,116,022)	$166,112	$(153,965)	$35,779		$5,141,723
OTHER ASSETS LESS LIABILITIES	(3.25)%								(161,993)
NET ASSETS	100.00%								$4,979,730
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	All or a portion of this security was out on loan at September 30, 2020.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated Issuers–100.73%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–1.95%
Invesco Global Real Estate Income Fund, Class R6	1.95%	$36,694	$45,020	$(7,266)	$(3,536)	$(1,473)	$1,302	8,846	$69,439
Domestic Equity Funds–69.04%
Invesco Comstock Fund, Class R6	—	188,324	108,247	(255,387)	(3,506)	(37,678)	1,303	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	10.10%	—	327,807	(11,077)	42,043	174	—	11,639	358,947
Invesco Diversified Dividend Fund, Class R6	—	103,843	46,958	(133,822)	(5,597)	(11,382)	786	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	159,131	75,649	(220,063)	(7,039)	(7,678)	—	—	—
Invesco Growth and Income Fund, Class R6	—	74,696	79,184	(133,708)	(109)	(20,063)	724	—	—
Invesco Long/Short Equity Fund, Class R6(c)	—	17,914	12,408	(25,068)	2,379	(7,633)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	9.02%	—	311,948	(13,387)	21,897	164	—	21,475	320,622
Invesco PureBetaSM MSCI USA ETF	14.12%	—	459,653	(8,987)	51,251	102	3,175	14,768	502,019
Invesco RAFI™ Strategic US Small Company ETF	—	72,975	59,214	(121,559)	(3,405)	(7,225)	333	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	16.93%	—	648,495	(48,055)	1,374	(266)	5,046	19,455	601,548
Invesco S&P 500® Pure Growth ETF	—	246,334	109,854	(363,181)	(12,908)	19,901	726	—	—
Invesco S&P MidCap Low Volatility ETF	—	62,581	39,920	(88,783)	(4,918)	(8,800)	625	—	—
Invesco S&P SmallCap Low Volatility ETF	5.95%	62,481	194,475	(18,451)	(19,674)	(7,413)	2,868	6,368	211,418
Invesco U.S. Managed Volatility Fund, Class R6	12.92%	265,560	241,097	(88,876)	35,159	6,247	—	36,472	459,187
Total Domestic Equity Funds		1,253,839	2,714,909	(1,530,404)	96,947	(81,550)	15,586		2,453,741
Fixed Income Funds–13.79%
Invesco 1-30 Laddered Treasury ETF	6.88%	—	247,344	(2,849)	47	(40)	482	6,223	244,502
Invesco Core Plus Bond Fund, Class R6	—	20,206	9,509	(30,175)	(736)	1,196	206	—	—
Invesco Emerging Markets Sovereign Debt ETF	—	16,151	14,491	(28,055)	(561)	(2,026)	558	—	—
Invesco Quality Income Fund, Class R6	—	143,776	97,172	(242,683)	(322)	2,057	2,953	—	—
Invesco Taxable Municipal Bond ETF	—	72,334	46,693	(120,126)	(85)	1,184	1,287	—	—
Invesco Variable Rate Investment Grade ETF	6.91%	—	249,007	(9,351)	6,092	18	791	9,890	245,766
Total Fixed Income Funds		252,467	664,216	(433,239)	4,435	2,389	6,277		490,268
Foreign Equity Funds–14.90%
Invesco Emerging Markets All Cap Fund, Class R6(b)	1.48%	—	45,456	—	7,233	—	—	1,384	52,689
Invesco Developing Markets Fund, Class R6(b)	1.50%	—	46,051	—	7,222	—	—	1,182	53,273
Invesco International Growth Fund, Class R6	—	117,085	56,619	(158,665)	960	(15,999)	—	—	—
Invesco International Select Equity Fund, Class R6	1.50%	138,974	70,635	(155,562)	3,204	(3,960)	—	3,939	53,291
Invesco International Small-Mid Company Fund, Class R6(b)	2.99%	—	94,486	(1,238)	12,944	6	—	2,014	106,198
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.49%	—	82,018	—	6,610	—	783	3,768	88,628
Invesco RAFI™ Strategic Developed ex-US ETF	2.48%	199,391	159,251	(232,645)	6,701	(44,700)	2,972	3,917	87,998
Invesco RAFI™ Strategic Emerging Markets ETF	—	40,804	27,582	(57,762)	(1,429)	(9,195)	59	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	41,688	22,736	(54,510)	463	(10,377)	543	—	—
Invesco S&P International Developed Low Volatility ETF	2.46%	—	84,470	—	2,931	—	1,088	3,071	87,401
Total Foreign Equity Funds		537,942	689,304	(660,382)	46,839	(84,225)	5,445		529,478
Money Market Funds–1.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)	0.37%	12,971	654,927	(654,828)	—	—	42	13,070	13,070
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)	0.26%	9,564	467,806	(468,039)	—	4	43	9,330	9,335
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)	0.42%	14,824	748,480	(748,367)	—	—	46	14,937	14,937
Total Money Market Funds		37,359	1,871,213	(1,871,234)	—	4	131		37,342
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,355,366)	100.73%	$2,118,301	$5,984,662	$(4,502,525)	$144,685	$(164,855)	$28,741		$3,580,268
OTHER ASSETS LESS LIABILITIES	(0.73)%								(26,021)
NET ASSETS	100.00%								$3,554,247
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated Issuers–100.35%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	—	$8,165	$7,768	$(14,080)	$28	$(1,881)	$97	—	$—
Domestic Equity Funds–72.60%
Invesco Comstock Fund, Class R6	—	125,152	69,105	(169,939)	(77)	(24,241)	812	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	10.14%	—	192,174	(8,804)	24,058	187	—	6,732	207,615
Invesco Diversified Dividend Fund, Class R6	—	76,842	34,616	(98,909)	(2,005)	(10,544)	598	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	114,278	45,269	(150,372)	(3,224)	(5,951)	—	—	—
Invesco Long/Short Equity Fund, Class R6(c)	—	4,039	3,614	(6,503)	477	(1,627)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	9.89%	—	193,987	(5,274)	13,860	(107)	—	13,561	202,466
Invesco PureBetaSM MSCI USA ETF	16.45%	—	307,974	(4,611)	33,695	(249)	2,168	9,908	336,809
Invesco RAFI™ Strategic US Small Company ETF	—	37,667	20,345	(53,860)	(1,509)	(2,643)	158	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	17.87%	—	384,479	(18,837)	651	(540)	3,129	11,829	365,753
Invesco S&P 500® Pure Growth ETF	—	146,811	45,277	(197,578)	(6,522)	12,012	372	—	—
Invesco S&P MidCap Low Volatility ETF	—	32,286	16,431	(42,312)	(2,522)	(3,883)	271	—	—
Invesco S&P SmallCap Low Volatility ETF	6.85%	32,207	126,327	(4,976)	(11,577)	(1,777)	1,741	4,223	140,204
Invesco U.S. Managed Volatility Fund, Class R6	11.40%	122,885	110,641	(20,995)	19,651	1,105	—	18,530	233,287
Total Domestic Equity Funds		692,167	1,550,239	(782,970)	64,956	(38,258)	9,249		1,486,134
Fixed Income Funds–9.88%
Invesco 1-30 Laddered Treasury ETF	6.41%	—	136,432	(5,486)	191	13	254	3,338	131,150
Invesco Core Plus Bond Fund, Class R6	—	8,102	6,925	(15,178)	(211)	362	116	—	—
Invesco Quality Income Fund, Class R6	—	42,366	29,291	(72,080)	114	309	863	—	—
Invesco Taxable Municipal Bond ETF	—	36,927	16,943	(54,197)	(61)	388	611	—	—
Invesco Variable Rate Investment Grade ETF	3.47%	—	71,895	(2,515)	1,693	(2)	224	2,860	71,071
Total Fixed Income Funds		87,395	261,486	(149,456)	1,726	1,070	2,068		202,221
Foreign Equity Funds–16.77%
Invesco Emerging Markets All Cap Fund, Class R6(b)	1.50%	—	26,635	—	4,125	—	—	808	30,760
Invesco Developing Markets Fund, Class R6(b)	1.95%	—	34,398	—	5,489	—	—	885	39,887
Invesco International Growth Fund, Class R6	—	66,926	25,411	(84,636)	3,516	(11,217)	—	—	—
Invesco International Select Equity Fund, Class R6	1.98%	83,300	36,206	(80,749)	5,857	(4,115)	—	2,993	40,499
Invesco International Small-Mid Company Fund, Class R6(b)	2.99%	—	53,804	—	7,363	—	—	1,160	61,167
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.98%	—	56,663	—	4,398	—	542	2,596	61,061
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	108,976	75,185	(106,207)	3,800	(21,119)	1,696	2,699	60,635
Invesco RAFI™ Strategic Emerging Markets ETF	—	21,938	9,525	(26,475)	(664)	(4,324)	29	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	21,504	9,504	(26,231)	560	(5,337)	237	—	—
Invesco S&P International Developed Low Volatility ETF	2.41%	—	47,777	—	1,573	—	627	1,734	49,350
Total Foreign Equity Funds		302,644	375,108	(324,298)	36,017	(46,112)	3,131		343,359
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)	0.38%	14,323	317,438	(323,920)	—	—	10	7,841	7,841
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)	0.28%	16,691	226,742	(237,695)	—	—	35	5,735	5,738
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)	0.44%	16,369	362,787	(370,195)	—	—	12	8,961	8,961
Total Money Market Funds		47,383	906,967	(931,810)	—	—	57		22,540
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,921,800)	100.35%	$1,137,754	$3,101,568	$(2,202,614)	$102,727	$(85,181)	$14,602		$2,054,254
OTHER ASSETS LESS LIABILITIES	(0.35)%								(7,264)
NET ASSETS	100.00%								$2,046,990
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated Issuers–100.44%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Domestic Equity Funds–76.67%
Invesco Comstock Fund, Class R6	—	$163,463	$113,390	$(236,694)	$(498)	$(39,661)	$996	—	$—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	10.07%	—	199,839	(6,942)	26,531	153	—	7,120	219,581
Invesco Diversified Dividend Fund, Class R6	—	88,077	51,481	(122,189)	(3,230)	(14,139)	641	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	151,079	82,234	(213,812)	(5,830)	(13,671)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	11.43%	—	231,749	—	17,507	—	—	16,695	249,256
Invesco PureBetaSM MSCI USA ETF	18.43%	—	359,948	—	41,960	—	2,662	11,823	401,908
Invesco RAFI™ Strategic US Small Company ETF	—	44,222	25,166	(62,744)	(2,288)	(4,356)	169	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	18.95%	—	423,657	(10,427)	(77)	278	3,562	13,371	413,431
Invesco S&P 500® Pure Growth ETF	—	188,142	77,468	(263,238)	(10,728)	8,356	459	—	—
Invesco S&P MidCap Low Volatility ETF	—	37,344	23,441	(52,238)	(2,940)	(5,607)	299	—	—
Invesco S&P SmallCap Low Volatility ETF	7.87%	37,397	151,548	(1,059)	(15,729)	(513)	2,093	5,170	171,644
Invesco U.S. Managed Volatility Fund, Class R6	9.92%	125,664	104,216	(32,370)	17,819	1,057	—	17,187	216,386
Total Domestic Equity Funds		835,388	1,844,137	(1,001,713)	62,497	(68,103)	10,881		1,672,206
Fixed Income Funds–4.93%
Invesco 1-30 Laddered Treasury ETF	3.94%	—	88,080	(2,170)	62	(45)	170	2,187	85,927
Invesco Quality Income Fund, Class R6	—	21,483	10,769	(32,424)	34	138	361	—	—
Invesco Taxable Municipal Bond ETF	—	41,329	24,775	(66,645)	(94)	635	630	—	—
Invesco Variable Rate Investment Grade ETF	0.99%	—	21,156	—	538	—	70	873	21,694
Total Fixed Income Funds		62,812	144,780	(101,239)	540	728	1,231		107,621
Foreign Equity Funds–17.84%
Invesco Emerging Markets All Cap Fund, Class R6(b)	2.00%	—	39,278	(1,847)	5,999	236	—	1,147	43,666
Invesco Developing Markets Fund, Class R6(b)	1.99%	—	39,093	(1,994)	6,021	282	—	963	43,402
Invesco International Growth Fund, Class R6	—	81,059	44,719	(113,712)	3,702	(15,768)	—	—	—
Invesco International Select Equity Fund, Class R6	1.97%	100,609	56,013	(111,846)	3,067	(5,010)	—	3,166	42,833
Invesco International Small-Mid Company Fund, Class R6(b)	3.49%	—	66,723	—	9,366	—	—	1,443	76,089
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.00%	—	60,195	—	5,194	—	591	2,780	65,389
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	124,522	87,877	(124,003)	1,650	(25,502)	1,772	2,873	64,544
Invesco RAFI™ Strategic Emerging Markets ETF	—	25,442	13,238	(32,320)	(1,108)	(5,252)	31	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	24,672	14,286	(33,127)	116	(5,947)	265	—	—
Invesco S&P International Developed Low Volatility ETF	2.43%	—	51,164	—	1,915	—	683	1,865	53,079
Total Foreign Equity Funds		356,304	472,586	(418,849)	35,922	(56,961)	3,342		389,002
Money Market Funds–1.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)	0.35%	4,938	342,386	(339,558)	—	—	20	7,766	7,766
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)	0.24%	3,877	244,883	(243,614)	—	10	23	5,154	5,156
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)	0.41%	5,644	391,299	(388,067)	—	—	22	8,876	8,876
Total Money Market Funds		14,459	978,568	(971,239)	—	10	65		21,798
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,043,925)	100.44%	$1,268,963	$3,440,071	$(2,493,040)	$98,959	$(124,326)	$15,519		$2,190,627
OTHER ASSETS LESS LIABILITIES	(0.44)%								(9,609)
NET ASSETS	100.00%								$2,181,018
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated Issuers–101.35%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Domestic Equity Funds–77.17%
Invesco Comstock Fund, Class R6	—	$104,718	$72,604	$(156,632)	$599	$(21,289)	$723	—	$—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	10.09%	—	146,358	(5,997)	18,657	(192)	—	5,150	158,826
Invesco Diversified Dividend Fund, Class R6	—	56,350	33,117	(80,332)	(1,856)	(7,279)	435	—	—
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	96,744	53,776	(143,462)	(4,044)	(3,014)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	11.55%	—	179,676	(10,354)	11,834	647	—	12,177	181,803
Invesco PureBetaSM MSCI USA ETF	18.51%	—	278,061	(15,525)	28,960	(306)	1,901	8,566	291,190
Invesco RAFI™ Strategic US Small Company ETF	—	28,033	19,442	(45,156)	(1,349)	(970)	121	—	—
Invesco Russell 1000 Dynamic Multifactor ETF	19.09%	—	308,713	(8,507)	(481)	601	2,558	9,713	300,326
Invesco S&P 500® Pure Growth ETF	—	120,568	51,416	(178,503)	(6,655)	13,174	324	—	—
Invesco S&P MidCap Low Volatility ETF	—	24,107	15,516	(34,783)	(2,515)	(2,325)	214	—	—
Invesco S&P SmallCap Low Volatility ETF	7.90%	24,117	117,551	(7,269)	(8,142)	(1,956)	1,489	3,744	124,301
Invesco U.S. Managed Volatility Fund, Class R6	10.03%	80,494	80,937	(18,191)	13,507	1,041	—	12,533	157,788
Total Domestic Equity Funds		535,131	1,357,167	(704,711)	48,515	(21,868)	7,765		1,214,234
Fixed Income Funds–4.96%
Invesco 1-30 Laddered Treasury ETF	3.97%	—	64,381	(1,973)	67	(43)	119	1,589	62,432
Invesco Quality Income Fund, Class R6	—	13,678	7,277	(21,087)	11	121	253	—	—
Invesco Taxable Municipal Bond ETF	—	26,381	16,061	(42,804)	(121)	483	462	—	—
Invesco Variable Rate Investment Grade ETF	0.99%	—	15,188	—	368	—	48	626	15,556
Total Fixed Income Funds		40,059	102,907	(65,864)	325	561	882		77,988
Foreign Equity Funds–17.97%
Invesco Emerging Markets All Cap Fund, Class R6(b)	2.03%	—	27,673	—	4,230	—	—	838	31,903
Invesco Developing Markets Fund, Class R6(b)	2.02%	—	28,781	(1,318)	4,129	137	—	704	31,729
Invesco International Growth Fund, Class R6	—	52,312	27,721	(74,340)	3,118	(8,811)	—	—	—
Invesco International Select Equity Fund, Class R6	1.98%	64,331	37,604	(72,835)	4,992	(2,927)	—	2,303	31,165
Invesco International Small-Mid Company Fund, Class R6(b)	3.48%	—	49,478	(1,193)	6,541	13	—	1,040	54,839
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.02%	—	44,003	—	3,486	—	421	2,019	47,489
Invesco RAFI™ Strategic Developed ex-US ETF	3.00%	79,956	66,633	(87,160)	3,229	(15,480)	1,255	2,100	47,178
Invesco RAFI™ Strategic Emerging Markets ETF	—	16,090	10,280	(22,790)	(518)	(3,062)	22	—	—
Invesco S&P Emerging Markets Low Volatility ETF	—	16,152	9,818	(22,592)	606	(3,984)	179	—	—
Invesco S&P International Developed Low Volatility ETF	2.44%	—	37,194	—	1,283	—	491	1,352	38,477
Total Foreign Equity Funds		228,841	339,185	(282,228)	31,096	(34,114)	2,368		282,780
Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)	0.27%	13,617	263,546	(272,940)	—	—	23	4,223	4,223
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)	0.68%	6,887	189,204	(185,435)	—	10	17	10,661	10,666
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)	0.30%	15,563	301,195	(311,932)	—	—	25	4,826	4,826
Total Money Market Funds		36,067	753,945	(770,307)	—	10	65		19,715
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,485,567)	101.35%	$840,098	$2,553,204	$(1,823,110)	$79,936	$(55,411)	$11,080		$1,594,717
OTHER ASSETS LESS LIABILITIES	(1.35)%								(21,186)
NET ASSETS	100.00%								$1,573,531
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
September 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of September 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Peak Retirement™ 2025 Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$9,710,299	$—	$—	$9,710,299
Money Market Funds	226,711	583,268	—	809,979
Total Investments	$9,937,010	$583,268	$—	$10,520,278

Invesco Peak Retirement™ 2030 Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$10,232,034	$—	$—	$10,232,034
Money Market Funds	93,249	416,547	—	509,796
Total Investments	$10,325,283	$416,547	$—	$10,741,830

Invesco Peak Retirement™ 2040 Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$5,417,433	$—	$—	$5,417,433
Money Market Funds	71,307	298,845	—	370,152
Total Investments	$5,488,740	$298,845	$—	$5,787,585

Invesco Peak Retirement™ 2045 Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$4,956,954	$—	$—	$4,956,954
Money Market Funds	60,569	124,200	—	184,769
Total Investments	$5,017,523	$124,200	$—	$5,141,723
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely
Invesco Peak RetirementTM Funds

impact the Funds’ ability to achieve their investment objectives, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Peak RetirementTM Funds